Discontinued operations (Tables)	12 Months Ended
Mar. 31, 2013
Pipeline
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of disposed assets, results of discontinued operations and cashflow impact of discontinued operations
The following table summarizes the book value of the disposed pipeline related assets:

Inventory	$1,254
Property, plant and equipment, gross	17,491
Accumulated depreciation	(5,459)
Pipeline related assets	$13,286
The results of pipeline discontinued operations are summarized as follows:

Year ended March 31,	2013	2012	2011
Revenue	$35,901	$150,504	$85,452
Project costs	36,090	164,278	87,703
Depreciation	196	1,045	550
Gross loss	$(385)	$(14,819)	$(2,801)
General and administrative expenses	1,246	1,371	1,449
Gain on disposal of property, plant and equipment	(375)	—	—
Recovery of previously expensed tools, supplies and equipment parts	(1,095)	—	—
Gain on sale of inventory	(714)	—	—
Operating Income (loss)	$553	$(16,190)	$(4,250)
Interest expense	700	1,050	1,050
Loss before income taxes	$(147)	$(17,240)	$(5,300)
Deferred income tax expense (benefit)	173	(4,282)	(1,389)
Net loss from discontinued operations	$(320)	$(12,958)	$(3,911)
Cash provided by (used in) the pipeline discontinued operations is summarized as follows:

Year ended March 31,	2013	2012	2011
Operating activities	$928	$(16,195)	$(4,750)
Investing activities	11,986	(4,110)	(1,124)
	$12,914	$(20,305)	$(5,874)

Piling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of disposed assets, results of discontinued operations and cashflow impact of discontinued operations
The following table summarizes the book value of the piling related assets classified as held for sale:

Accounts receivable, net	$44,297
Unbilled revenue	9,324
Inventories	7,754
Prepaid expenses	181
Intangible assets	4,220
Property, plant and equipment, gross	83,359
Accumulated depreciation	(29,566)
Goodwill	32,901
Deferred tax assets	2,270
Assets held for sale	$154,740
The following table summarizes the book value of the piling related liabilities classified as held for sale:

Accounts payable	$17,048
Accrued liabilities	23
Billings in excess	3,115
Capital lease obligation	5,927
Deferred tax liabilities	12,733
Liabilities held for sale	$38,846
The results of piling discontinued operations are summarized as follows:

Year ended March 31,	2013	2012	2011
Revenue	$236,459	$185,321	$105,559
Project costs	172,593	136,080	84,175
Equipment operating lease expense	2,315	2,315	1,071
Depreciation	3,592	3,213	3,828
Gross profit	$57,959	$43,713	$16,485
General and administrative expenses	12,451	11,696	9,654
Amortization of intangible assets	1,408	1,415	1,390
Operating income	$44,100	$30,602	$5,441
Interest expense	7,639	7,129	6,408
Income (loss) before income taxes	$36,461	$23,473	$(967)
Deferred income tax expense	9,295	6,294	46
Net income (loss) from discontinued operations	$27,166	$17,179	$(1,013)
Cash provided by (used in) the piling discontinued operations is summarized as follows:

Year ended March 31,	2013	2012	2011
Operating activities	$37,263	$22,370	$16,431
Investing activities	(34,047)	(8,184)	(26,198)
Financing activities	(848)	(337)	—
	$2,368	$13,849	$(9,767)